SHARE-BASED COMPENSATION - Long Term Incentive Plan for the Executive Directors (Details) - Long term incentive plan	12 Months Ended
Dec. 31, 2025
Share based compensation [Line Items]
Minimum retention period of shares awarded under program	5 years
Vesting period after grant date	3 years
Performance period	3 years
Minimum retention period of shares awarded under program, period after vesting date	2 years
Performance indicator, total shareholder return (in percentage)	40.00%
Performance indicator, long term strategy oriented objectives (in percentage)	60.00%
CEO
Share based compensation [Line Items]
On-target value of shares to be awarded, percentage of gross annual salary	300.00%
On-target value of shares to be awarded, percentage of gross annual salary, individual level	425.00%
Maximum value of shares that can vest under program, percentage of gross annual salary	450.00%
Maximum value of shares that can vest under program, percentage of gross annual salary, individual level	637.50%
Other Executive Directors and Officers
Share based compensation [Line Items]
On-target value of shares to be awarded, percentage of gross annual salary	200.00%
Maximum value of shares that can vest under program, percentage of gross annual salary	300.00%